Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Procceds from IPO nets cost					$ 14,772,487
Cash balances exceeded FDIC					222,162
Deposit					11,204
Allowance for doubtful accounts					18,804
Customer deposits	$ 46,248		$ 46,248		58	$ 436,648
Inventory, Finished Goods	3,306,972		3,306,972		2,722,765	985,537
Raw materials	851,511		851,511		1,807,371	1,066,343
inventory					141,611	1,081,225
Advertising and marketing expense	238,163	$ 215,994	690,995	$ 527,732	239,814	67,394
Research and development costs	145,111	41,355	316,369	153,730	270,054	58,044
Net proceeds from Warrants			49,777
FDIC Limits			547,054
Treasury related paper			2,100,847
Adjustments to BadDebt Expense	388	0	412	19,604
Finished Inventory	3,306,972		3,306,972		2,722,765	$ 985,537
Inventory purchases from foreign suppliers	102,646		102,646		141,611
Shipping and handling fee	27,398	6,133	52,296	17,514
Shipping and Handling Costs for Shipping Product	$ 58,141	$ 54,840	$ 149,898	$ 137,497
Previously Reported [Member]
Inventory, Finished Goods					3,243,485
Raw materials					1,286,651
Finished Inventory					$ 3,243,485